Public Offering (Details) - USD ($)		12 Months Ended
	Oct. 22, 2021	Dec. 31, 2022	Jun. 30, 2023
Subsidiary, Sale of Stock [Line Items]
Shares Issued, Price Per Share			$ 10
Class A common stock [Member]
Subsidiary, Sale of Stock [Line Items]
Shares Issued, Price Per Share			10
Initial Public Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Number of units sold	27,600,000
Shares Issued, Price Per Share	$ 10.2	$ 10	10
Initial Public Offering [Member] | Public Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Shares Issued, Price Per Share		$ 10.2	$ 10.2
Initial Public Offering [Member] | Public Warrants [Member] | Class A common stock [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares in a unit	1
Number of warrants in a unit		0.50
Number of shares issuable per warrant	1
Exercise price of warrants	$ 11.5
Over-allotment option [Member]
Subsidiary, Sale of Stock [Line Items]
Number of units sold		3,600,000
Shares Issued, Price Per Share	$ 10
Gross proceeds	$ 276,000,000